UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07737

The Purisima Funds
(Exact name of registrant as specified in charter)

13100 Skyline Blvd
Woodside, California 94062-4547
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100
Glendora, California 91741
(Name and address of agent for service)

(650) 851-7925
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: May 31, 2007

Item 1. Schedule of Investments.

Purisima All-Purpose Fund
Schedule of Investments
May 31, 2007 (Unaudited)

Principal
Amount	Value

U.S. TREASURY OBLIGATIONS: 123.2%

U.S. Treasury Bill: 123.2%
35,000 4.830%, 11/23/2007	$34,203	123.17%

TOTAL U.S. TREASURY OBLIGATIONS (cost $34,203)	34,203

Mutual Funds: 34.2%
$ 9,513 SEI Daily Income Trust Government Fund	9,513	34.26%

TOTAL MUTUAL FUNDS (cost $9,513)	9,513

TOTAL INVESTMENTS (cost $43,716): 157.4%	43,716	157.42%
Liabilities in Excess of Other Assets: (57.4)%	(15,946)	-57.42%
TOTAL NET ASSETS: 100.0%	$27,770	100.00%

+ At May 31, 2007, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, were as follows:

Cost of investments for tax purposes	$43,716
Gross tax unrealized appreciation	-
Gross tax unrealized depreciation	-
Net tax unrealized appreciation	$-

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most  recent annual report.

Purisima Total Return Fund
Schedule of Investments
May 31, 2007 (Unaudited)

Shares		Value

COMMON STOCKS - 99.0%

Aerospace & Defense - 4.1%
41,400	Embraer-Empresa Brasileira de Aeronautica S.A. - ADR	$2,007,072
128,400	Honeywell International, Inc.	7,435,644
44,800	Lockheed Martin Corp.	4,394,880
74,900	United Technologies Corp.	5,284,195
		19,121,791
Air Freight & Logistics - 1.3%
54,400	FedEx Corp.	6,072,128

Auto Components - 1.2%
96,200	Autoliv, Inc.	5,743,140

Automobiles - 0.9%
183,000	Nissan Motor Co. Ltd. - ADR	4,084,560

Biotechnology - 1.4%
108,600	Celgene Corp. (a)	6,650,664

Capital Markets - 11.1%
14,545	Ameriprise Financial, Inc.	914,153
165,800	Credit Suisse Group - ADR	12,589,194
44,000	Goldman Sachs Group, Inc.	10,156,080
175,100	Invesco Plc - ADR	4,211,155
19,700	Janus Capital Group, Inc.	545,296
72,950	Lehman Brothers Holdings, Inc.	5,353,071
83,900	Morgan Stanley	7,134,856
203,550	Nomura Holdings, Inc. - ADR	4,182,953
106,050	UBS AG	6,918,702
		52,005,460
Chemicals - 2.2%
78,200	BASF AG - ADR	9,673,340
11,700	Sigma-Aldrich Corp.	506,376
		10,179,716
Commercial Banks - 5.7%
73,400	Banco Bradesco S.A. - ADR	1,863,626
444,675	Banco Santander Central Hispano S.A. - ADR	8,537,760
134,232	Intesa Sanpaolo - ADR	6,144,967
14,800	Kookmin Bank - ADR (a)	1,337,772
319,200	Mitsubishi Ufj Financial Group, Inc. - ADR	3,680,376
5,900	PNC Financial Services Group, Inc.	435,420
333,700	Sumitomo Mitsui Financial Group, Inc. - ADR (a)	3,232,485
19,300	Woori Finance Holdings Co. Ltd. - ADR (a)	1,371,072
		26,603,478
Commercial Services & Supplies - 0.1%
8,500	Corrections Corp. of America (a)	550,800

Shares		Value

Communications Equipment - 0.8%
22,100	Cisco Systems, Inc. (a)	$594,932
182,100	Motorola, Inc.	3,312,399
		3,907,331
Computers & Peripherals - 1.3%
250,050	EMC Corp. (a)	4,223,344
50,000	Fujitsu Limited - ADR	1,705,455
		5,928,799
Construction Machinery And Equipment - 2.0%
87,700	Komatsu Ltd. - ADR	9,301,681

Construction Materials - 0.4%
47,400	Cemex S.A. de C.V. - ADR (a)	1,842,912

Consumer Finance - 1.1%
37,000	ORIX Corp. - ADR (a)	5,022,380

Diversified Financial Services - 1.2%
125,927	ING Groep N.V. - ADR	5,596,196

Diversified Telecommunication Services - 0.8%
45,600	Alltel Corp.	3,124,512
47,147	Windstream Corp.	708,148
		3,832,660
Electric Utilities - 3.1%
56,500	American Electric Power Co., Inc.	2,691,095
81,600	DPL, Inc.	2,489,616
46,600	Edison International	2,715,382
48,100	FirstEnergy Corp.	3,329,963
69,600	PPL Corp.	3,198,816
		14,424,872
Electronic Computers - 0.7%
42,225	Hitachi Ltd. - ADR	3,115,783

Energy Equipment & Services - 6.8%
129,600	Baker Hughes, Inc.	10,689,408
13,000	Helix Energy Solutions Group, Inc. (a)	518,050
10,300	Oceaneering International, Inc. (a)	515,412
119,500	Schlumberger Ltd.	9,305,465
35,000	Tenaris S.A. - ADR	1,737,750
91,300	Transocean, Inc. (a)	8,969,312
		31,735,397
Food & Staples Retailing - 0.3%
38,300	Wal-Mart De Mexico S.A. de C.V. - ADR	1,443,527

Food Products - 2.2%
11,900	Archer-Daniels-Midland Co.	416,976
83,500	Cadbury Schweppes Plc - ADR	4,706,060
168,200	Groupe Danone - ADR	5,254,568
		10,377,604

Shares		Value

Health Care Providers & Services - 2.0%
33,400	Cigna Corp.	$5,598,842
71,100	Health Net, Inc. (a)	4,058,388
		9,657,230

Household Durables - 1.1%
219,300	Matsushita Electric Industrial Co. Ltd. - ADR	4,653,546
8,400	The Stanley Works	531,132
		5,184,678
Household Products - 0.6%
7,700	Church & Dwight Co., Inc.	385,077
36,225	Procter & Gamble Co.	2,302,099
		2,687,176
Industrial Conglomerates - 3.2%
72,550	General Electric Co.	2,726,429
92,150	Siemens AG - ADR	12,163,800
		14,890,229
Information Retrieval Services - 0.1%
7,900	NutriSystem, Inc. (a)	517,608

Insurance - 2.8%
174,550	AXA - ADR	7,626,090
134,875	Millea Holdings, Inc. - ADR	5,382,861
		13,008,951
Machinery - 4.6%
11,600	AGCO Corp. (a)	502,048
96,900	Caterpillar, Inc.	7,614,402
125,700	Illinois Tool Works, Inc.	6,626,904
149,800	Kubota Corp. - ADR	6,278,118
5,000	Terex Corp. (a)	423,850
10,700	Trinity Industries, Inc.	494,019
		21,939,341
Measuring, Analyzing, And Controlling Instruments - 0.7%
100,300	Hoya Corp. - ADR	3,244,113

Media - 0.1%
18,500	Comcast Corp. (a)	507,085

Metals & Mining - 6.3%
21,500	Allegheny Technologies, Inc.	2,485,185
21,300	AngloGold Ashanti Ltd. - ADR	888,636
92,300	BHP Billiton Ltd. - ADR	4,858,672
52,000	Cia Vale Do Rio Doce - ADR	1,995,760
14,600	Commercial Metals Co.	513,190
77,300	Freeport-McMoRan Copper & Gold, Inc.	6,083,510
306,400	Kobe Steel Ltd. - ADR	5,256,966
23,900	Rio Tinto Plc - ADR	7,001,505
5,500	Southern Copper Corp.	487,740
		29,571,164

Shares		Value

Metals Service Centers And Offices - 1.0%
12,110	Mitsui & Co. Ltd. - ADR	$4,904,065

Motor Vehicles And Passenger Car Bodies - 0.2%
18,675	Fuji Heavy Industries Ltd. - ADR	896,841

Multiline Retail - 0.1%
5,600	J.C. Penney Co., Inc.	450,688

Multi-Utilities & Unregulated Power - 0.6%
44,900	Sempra Energy	2,753,268

Office Electronics - 0.1%
21,600	Xerox Corp. (a)	407,592

Oil & Gas - 11.7%
138,650	Anadarko Petroleum Corp.	6,883,972
6,100	Apache Corp.	492,575
59,100	Canadian Natural Resources Ltd.	3,934,287
94,500	ConocoPhillips	7,317,135
68,000	Devon Energy Corp.	5,221,040
80,500	EnCana Corp.	4,942,700
77,000	EOG Resources, Inc.	5,921,300
117,450	Occidental Petroleum Corp.	6,456,227
31,800	Sasol Ltd. - ADR	1,156,566
161,100	Talisman Energy, Inc.	3,262,275
111,008	Total S.A. - ADR	8,375,554
7,000	Valero Energy Corp.	522,340
5,500	XTO Energy, Inc.	319,055
		54,805,026
Petroleum Refining - 1.6%
141,600	E.ON AG - ADR	7,765,344

Pharmaceuticals - 5.4%
98,200	AstraZeneca Plc - ADR	5,222,276
17,100	Bristol-Myers Squibb Co.	518,301
91,450	GlaxoSmithKline Plc - ADR	4,771,861
49,900	Johnson & Johnson	3,157,173
259,000	King Pharmaceuticals, Inc. (a)	5,501,160
108,800	Merck & Co., Inc.	5,706,560
15,500	Schering Plough Corp.	507,470
		25,384,801
Real Estate - 2.0%
18,200	Alexandria Real Estate Equities, Inc.	1,914,640
31,900	AMB Property Corp.	1,845,415
22,550	Camden Property Trust	1,683,357
14,200	Essex Property Trust, Inc.	1,806,666
17,300	Host Hotels & Resorts, Inc.	441,496
20,418	Public Storage, Inc.	1,827,411
		9,518,985

Shares/Principal
Amount		Value

Road & Rail - 1.4%
89,900	Canadian Pacific Railway Ltd.	$6,425,153
9,200	CSX Corp.	418,048
		6,843,201
Semiconductor & Semiconductor Equipment - 2.5%
112,075	KLA-Tencor Corp.	6,161,883
10,800	MEMC Electronic Materials, Inc. (a)	656,424
141,700	Texas Instruments, Inc.	5,010,512
		11,828,819
Software - 0.1%
18,300	Citrix Systems, Inc. (a)	615,063

Specialty Retail - 0.2%
12,800	Advance Auto Parts, Inc.	530,176
10,000	Tiffany & Co.	525,700
		1,055,876
Textile Mill Products - 0.7%
47,000	Toray Industries, Inc. - ADR	3,171,532

Thrifts & Mortgage Finance - 1.2%
112,000	The PMI Group Inc.	5,537,280

TOTAL COMMON STOCKS (cost $306,510,126)		464,686,835

SHORT TERM INVESTMENTS - 0.8%
$ 3,660,967	SEI Daily Income Trust Government Fund	$3,660,967

TOTAL SHORT TERM INVESTMENTS (cost $3,660,967)		$3,660,967

TOTAL INVESTMENTS (cost $310,171,093) - 99.8%		$468,347,802
Other Assets less liabilities - 0.2%		986,134
TOTAL NET ASSETS - 100.0%		$469,333,936

ADR - American Depository Receipt.
(a) - Non-income producing security.

+ At May 31, 2007, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, were as follows:

Cost of investments for tax purposes		$314,471,482
Gross tax unrealized appreciation		155,773,692
Gross tax unrealized depreciation		(1,897,372)
Net tax unrealized appreciation		$153,876,320

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.
Variable Rate

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Purisima Funds

By (Signature and Title) /s/ KENNETH L. FISHER
 Kenneth L. Fisher, President

Date July 10, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ KENNETH L. FISHER
   Kenneth L. Fisher, President

Date July 10, 2007

By (Signature and Title)* /s/ MICHAEL RICKS
                      Michael Ricks, Treasurer

Date July 10, 2007

* Print the name and title of each signing officer under his or her signature.